Consolidated Balance Sheets	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,490,235,562	$ 204,161,435	¥ 765,547,547
Restricted cash	16,096,476	2,205,208	6,576,906
Short-term investments	10,475	1,435	417,711,617
Investments in equity securities			26,076,169
Accounts receivable, net of allowance for credit losses of RMB3,532,016 and RMB5,645,777 (USD773,468) as of December 31, 2023 and 2024, respectively	99,688,034	13,657,205	123,887,879
Inventories, net	6,881,470	942,758	20,462,490
Other current assets	114,898,590	15,741,042	117,047,122
Loans receivable, net	85,463,467	11,708,447	129,521,094
Total current assets	1,835,114,003	251,409,588	1,626,759,605
Restricted cash	18,869,900	2,585,166	19,476,259
Long-term time deposits	285,570,000	39,122,930	63,340,000
Loans receivable, net	15,372,238	2,105,988	70,690,305
Property, plant and equipment, net	649,528,210	88,985,000	814,949,026
Intangible assets, net	75,677,551	10,367,782	117,720,693
Operating lease right-of-use assets	1,328,582,419	182,015,045	1,535,330,762
Goodwill	96,074,468	13,162,148	177,082,468
Long-term investments	184,024,217	25,211,214	184,758,800
Other assets	102,545,847	14,048,723	104,725,600
Deferred tax assets	245,760,095	33,668,995	241,965,360
TOTAL ASSETS	4,947,118,948	677,752,517	5,066,798,878
Current liabilities:
Short-term bank loans			116,800,000
Long-term bank loans, current portion	400,000	54,800	200,000
Accounts payable	56,488,405	7,738,880	73,126,677
Advance from customers	25,684,437	3,518,753	22,393,097
Salary and welfare payable	78,234,582	10,718,093	86,332,096
Deferred revenue	175,046,178	23,981,228	186,281,838
Operating lease liabilities, current	241,363,244	33,066,629	267,536,846
Accrued expenses and other current liabilities	481,910,291	66,021,439	459,832,717
Income tax payable	88,876,497	12,176,030	112,782,712
Total current liabilities	1,165,465,810	159,668,160	1,341,596,276
Operating lease liabilities, non-current	1,215,776,075	166,560,639	1,391,909,308
Deferred revenue, non-current	176,353,919	24,160,388	207,905,769
Long-term bank loans, non-current portion	256,200,000	35,099,256	56,800,000
Other long-term liabilities	120,975,955	16,573,638	111,711,750
Deferred tax liabilities	79,670,908	10,914,870	94,716,495
Unrecognized tax benefits	440,072,214	60,289,646	382,125,785
Total liabilities	3,454,514,881	473,266,597	3,586,765,383
Commitments and contingencies
Shareholders’ equity:
Treasury Stock	(37,043,116)	(5,074,886)	(36,677,832)
Additional paid-in capital	1,609,972,272	220,565,297	1,680,713,349
Accumulated losses	(458,337,569)	(62,791,989)	(568,339,799)
Accumulated other comprehensive income	6,033,263	826,554	28,401,282
Total GreenTree Hospitality Group Ltd.’s shareholders’ equity	1,458,746,130	199,847,402	1,442,218,280
Noncontrolling interests	33,857,937	4,638,518	37,815,215
Total shareholders’ equity	1,492,604,067	204,485,920	1,480,033,495
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,947,118,948	677,752,517	5,066,798,878
Related Parties
Current assets:
Amounts due from related parties	21,839,929	2,992,058	19,928,781
Amounts due from related parties	110,000,000	15,069,938	110,000,000
Current liabilities:
Amounts due to related parties	17,462,176	2,392,308	16,310,293
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	222,587,070	30,494,304	222,587,070
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 115,534,210	$ 15,828,122	¥ 115,534,210